Schedule of Options Exercisable (Detail) - Options Exercisable - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	290,487	349,190	559,483
Weighted average exercise price	$ 71.76	$ 57.08	$ 54.34